Equity Financing Transactions of the Daughter Companies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended			19 Months Ended
	Nov. 25, 2019	May 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 07, 2019	Nov. 24, 2019	Nov. 30, 2017	Nov. 27, 2017	Sep. 25, 2017	May 31, 2017	Dec. 31, 2016
Subsidiary or Equity Method Investee [Line Items]
Stockholders' Equity, Reverse Stock Split	one-for-eight
Common Stock, Shares, Outstanding			100,784,422	100,435,210
Income from vessel operations			$ 204,042	$ 164,319	$ 6,700
Payments for Repurchase of Common Stock			$ 25,729	$ 0	0
Increases (decreases) to retained earnings					$ 23,530
Tanker Investments Ltd.
Subsidiary or Equity Method Investee [Line Items]
Amount purchased for shares									$ 151,300
Acquisition price (in dollars per share)									$ 1.70
Common Stock
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding			100,784,000	100,435,000	89,127,000							86,150,000
Retained Earnings
Subsidiary or Equity Method Investee [Line Items]
Increases (decreases) to retained earnings					$ 23,530
Teekay Parent
Subsidiary or Equity Method Investee [Line Items]
Income from vessel operations			$ (19,875)	$ (23,460)	(33,467)
Teekay Offshore
Subsidiary or Equity Method Investee [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal			8,900
Fair value of vessel charters with Teekay Offshore										$ 14,812
Teekay Offshore | Teekay Parent
Subsidiary or Equity Method Investee [Line Items]
Due to affiliate					$ 200,000
Teekay Offshore | Series C-1 Preferred Units
Subsidiary or Equity Method Investee [Line Items]
Preferred units dividend rate					8.60%
Teekay Offshore | Series D Preferred Stock
Subsidiary or Equity Method Investee [Line Items]
Preferred units dividend rate					10.50%
Teekay Offshore | Common Stock
Subsidiary or Equity Method Investee [Line Items]
Payment in kind distributions (in units)					2,400,000
Teekay Offshore | Payment in Kind | Common Stock | Teekay Parent
Subsidiary or Equity Method Investee [Line Items]
Payment in kind distributions (in units)					1,700,000
Teekay LNG
Subsidiary or Equity Method Investee [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal			$ 5,600
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Stockholders' Equity, Reverse Stock Split	one-for-eight		one-for-eight
Teekay Tankers | Tanker Investments Ltd.
Subsidiary or Equity Method Investee [Line Items]
Amount purchased for shares									$ 151,300
Teekay Tankers | Common Class A
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding	29,000,000						232,000,000
Teekay Tankers | Common Class B
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding	4,600,000						37,000,000
TTOL [Member] | Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage											50.00%
Tanker Investments Ltd. | Teekay Parent | Tanker Investments Ltd.
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage								8.20%
Tanker Investments Ltd. | Teekay Tankers | Tanker Investments Ltd.
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage								88.70%
Teekay Offshore | Series D Preferred Stock
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage										74.00%
Teekay Offshore | General Partner
Subsidiary or Equity Method Investee [Line Items]
Interest of Company's general partner		49.00%			2.00%	49.00%
Common Unit Repurchase Program 2018 [Member] | Teekay LNG
Subsidiary or Equity Method Investee [Line Items]
Stock Repurchase Program, Authorized Amount				$ 100,000
Stock Repurchased During Period, Shares			1,900,000	300,000
Payments for Repurchase of Common Stock			$ 25,200	$ 3,700